Supplemental Guarantor Information - Unaudited Consolidated Statement of Comprehensive Income (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income	$ 191	$ 4,403	$ 6,356
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	58	1,349	(645)
Exchange differences on translation of foreign operations	39	889	(825)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods	97	2,238	(1,470)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	(10)	(234)	(7)
Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods	(10)	(234)	(7)
Total other comprehensive income (loss), net of tax	87	2,004	(1,477)
Consolidated comprehensive income (loss) for the year, net of tax	278	6,407	4,879
Attributable to:
Equity holders of the parent	318	7,329	4,742
Non-controlling interest	(40)	(922)	137
Consolidated comprehensive income (loss) for the year, net of tax	$ 278	6,407	4,879
Coca-Cola FEMSA [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		4,658	6,086
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		1,293	(619)
Exchange differences on translation of foreign operations		1,611	(719)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods		2,904	(1,338)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(233)	(7)
Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods		(233)	(7)
Total other comprehensive income (loss), net of tax		2,671	(1,345)
Consolidated comprehensive income (loss) for the year, net of tax		7,329	4,741
Attributable to:
Equity holders of the parent		7,329	4,741
Non-controlling interest		0	0
Consolidated comprehensive income (loss) for the year, net of tax		7,329	4,741
Wholly-Owned guarantors subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		6,449	8,836
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		599	209
Exchange differences on translation of foreign operations		4,098	(9,484)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods		4,697	(9,275)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(26)	81
Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods		(26)	81
Total other comprehensive income (loss), net of tax		4,671	(9,194)
Consolidated comprehensive income (loss) for the year, net of tax		11,120	(358)
Attributable to:
Equity holders of the parent		11,120	(358)
Non-controlling interest		0	0
Consolidated comprehensive income (loss) for the year, net of tax		11,120	(358)
Combined non-guarantor subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		3,990	5,332
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(1,142)	(444)
Exchange differences on translation of foreign operations		889	(825)
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods		(253)	(1,269)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(677)	(429)
Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods		(677)	(429)
Total other comprehensive income (loss), net of tax		(930)	(1,698)
Consolidated comprehensive income (loss) for the year, net of tax		3,060	3,634
Attributable to:
Equity holders of the parent		3,982	3,497
Non-controlling interest		(922)	137
Consolidated comprehensive income (loss) for the year, net of tax		3,060	3,634
Eliminations [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income		(10,694)	(13,898)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		599	209
Exchange differences on translation of foreign operations		(5,709)	10,203
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods		(5,110)	10,412
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		702	348
Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods		702	348
Total other comprehensive income (loss), net of tax		(4,408)	10,760
Consolidated comprehensive income (loss) for the year, net of tax		(15,102)	(3,138)
Attributable to:
Equity holders of the parent		(15,102)	(3,138)
Non-controlling interest		0	0
Consolidated comprehensive income (loss) for the year, net of tax		$ (15,102)	$ (3,138)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3